REVENUE	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January – December
Classes of revenue	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,997,617	6,251,442	4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Total	7,102,070	6,349,761	4,732,869

The reportable segments revenues by business area and by geographical area are presented in Note 24.